NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF STATEMENT OF SUBSIDIARIES

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		June 30,	December 31,
		2021	2020
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Materials, LLC*	July 5, 2018	N/A	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%
Pacific Ridge CMS, LLC	May 24, 2021	100%	N/A
Tanglewilde, LLC	June 25, 2021	100%	N/A

*	Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

Names	Dates of Formation	Attributable Interest
		2020	2019
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A
Harbor Materials, LLC**	July 5, 2018	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%

*	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

**	Harbor Material, LLC was voluntarily dissolved with the State of Washington as of January 29, 2020.

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF SHARE-BASED PAYMENTS

For the six months ended June 30, 2021 and 2020 when computing fair value of share-based payments, the Company has considered the following variables:

	June 30, 2021	June 30, 2020
Risk-free interest rate	0.23-0.84%	1.46%
Exercise price	$3.36-$5.00	$2.22
Expected life of grants	2.50-6 years	5.64 years
Expected volatility of underlying stock	42.97%-56.13%	32.39%
Dividends	0	0

For the years ended December 31, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.14% - 1.46%	1.56-1.84%
Exercise price	$2.22 - $6.50	$0.40
Expected life of grants	2.86 - 6.00 years	5.0-6.53 years
Expected volatility of underlying stock	32.39% - 51.94%	31.75-32.89%
Dividends	0%	0%

SCHEDULE OF NET INCOME (LOSS) PER SHARE

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss attributable to common stockholders per common share.

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Numerator:
Net income (loss) attributable to common stockholders	$931,600	$(431,100)	(618,200)	$(1,183,100)
Effect of dilutive securities:	-	-	-	-

Diluted income (net) loss	$931,600	$(431,100)	(618,200)	$(1,183,100)

Denominator:
Weighted average common shares outstanding - basic	14,890,094	3,513,517	14,071,373	3,513,517
Dilutive securities (a):
Options	19,778	-	-	-
Warrants	142,653	-	-	-

Weighted average common shares outstanding and assumed	15,052,525	3,513,517	14,071,373	3,513,517
conversion – diluted

Basic net income (loss) per common share	$0.06	$(0.12)	(0.04)	$(0.34)

Diluted net income (loss) per common share	$0.06	$(0.12)	(0.04)	$(0.34)

(a) - Anti-dilutive securities excluded:	10,570,115	152,032	10,777,506	152,032

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	December 31, 2020	December 31, 2019
Numerator:
Net income (loss) attributable to common stockholders	$(3,532,800)	$235,600
Effect of dilutive securities:	-	-

Diluted net income (loss)	$(3,532,800)	$235,600

Denominator:
Weighted average common shares outstanding - basic	4,214,418	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,214,418	3,513,517

Basic net income (loss) per common share	$(0.84)	$0.07

Diluted net income (loss) per common share	$(0.84)	$0.07

(a) - Anti-dilutive securities excluded:	241,609	139,742

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Construction Equipment	5-10 years
Leasehold Improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

Revenues from contracts with customers are summarized by category as follows for the three and six months ended June 30:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Entitled Land	$9,310,000	$-	$9,310,000	$-
Developed Lots	-	-	7,000,000	-
Fee Build	1,348,200	-	1,348,200	-
Homes	3,371,700	8,016,400	10,185,900	17,921,000
Construction Materials	102,500	313,400	162,500	349,800
Total Revenue	$14,132,400	$8,329,800	$28,006,600	$18,270,800

Revenues from contracts with customers are summarized by product category as follows for the years ended December 31:

	2020	2019
Real Estate	$49,814,500	$30,683,400
Construction Materials	582,500	270,100
Total Revenue	$50,397,000	$30,953,500